Cover	Sep. 20, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No.2”) amends the Current Report on Form 8-K originally filed on December 12, 2024, and subsequently amended on January 2, 2025, by Next Technology Holding Inc. (formerly known as WeTrade Group Inc.) (the “Company”) with the Securities and Exchange Commission. This Amendment No.2 is being filed to primarily revise the date on which the board of directors of the Company concluded that the June 30, 2024 financial statements could no longer be relied upon.
Document Period End Date	Sep. 20, 2024
Entity File Number	001-41450
Entity Registrant Name	Next Technology Holding Inc.
Entity Central Index Key	0001784970
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 519, 05/F Block T3
Entity Address, Address Line Two	Qianhai Premier Finance Centre Unit 2
Entity Address, Address Line Three	Guiwan Area, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	852
Local Phone Number	5338 4226
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false